Share-based payments - Additional Information (Details)	Sep. 16, 2014 € / shares	Dec. 31, 2025 patient
BSA 2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Exercise price (in euros per share) | € / shares	€ 17.67
BSPCE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of threshold | patient		500